Subsequent Events (Details) ¥ in Thousands, $ in Thousands								1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 21, 2025 CNY (¥)	Jan. 27, 2025 USD ($) shares	Jan. 16, 2024 CNY (¥)	Jan. 09, 2024 CNY (¥)	Mar. 23, 2023 CNY (¥)	Mar. 23, 2023 USD ($)	Oct. 15, 2021 CNY (¥)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)
Subsequent Events [Line Items]
Outstanding compensation plaintiff				¥ 1,949						¥ 892
Investment amount (in Dollars) | $												$ 10,000,000
Payment penalties (in Dollars) | $												$ 10,000,000
Return rental											¥ 3,000,000
Equity of repurchase price										240,000	240,000,000
Rent paid							¥ 3,000	¥ 3,245	$ 457	7,608
Liquidated damages										619
Shanghai Jiehuan Intelligent Technology Co., Ltd [Member]
Subsequent Events [Line Items]
Outstanding debt										5,800
Rent paid										¥ 7,608
Zibo Hengsong [Member]
Subsequent Events [Line Items]
Equity of repurchase price											¥ 78,220
Youpin SD [Member]
Subsequent Events [Line Items]
Percentage of equity interest												13.0435%
Youpin SD [Member]
Subsequent Events [Line Items]
Outstanding compensation plaintiff					¥ 2,746	$ 376
Youpin SD [Member]
Subsequent Events [Line Items]
Outstanding compensation plaintiff					¥ 2,609	$ 357
Hainan Gaozhan New Energy Vehicle Company Limited [Member]
Subsequent Events [Line Items]
Deposits													¥ 170	$ 243
Quanzhou Youyi Power Exchange Network Technology Co., Ltd [Member]
Subsequent Events [Line Items]
Outstanding compensation plaintiff			¥ 700
Subsequent Event [Member]
Subsequent Events [Line Items]
Outstanding compensation plaintiff	¥ 1,378
Gross proceeds (in Dollars) | $		$ 4,662,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of shares (in Shares) | shares		648,000
Pre-funded Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of shares (in Shares) | shares		393,668